Offerings - Offering: 1	Jan. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	11,061,738
Proposed Maximum Offering Price per Unit	2.36
Maximum Aggregate Offering Price	$ 26,105,701.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,605.20
Offering Note	All of the shares of common stock offered hereby are for the account of the Selling Stockholders named herein. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of common stock which become issuable by reason of any share dividend, share split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of common stock outstanding.